Guarantee	12 Months Ended
Mar. 31, 2019
Insurance [Abstract]
GUARANTEE
13.	GUARANTEE

During year ended March 31, 2019, the Company provided financial guarantee services for Taizhou Jiutian Pharmaceutical Co. Ltd. in one bank borrowing of $454,471 (equivalent of RMB 3,050,000) for one-year period starting from April 23, 2018, and the other of $548,345 (equivalent of RMB 3,680,000) for a one-year period starting from May 3, 2018. The Company was obliged to pay on behalf the related party the principal, interest, penalty and other expenses if the related party defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.